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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525


                      Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Mid Cap Growth Fund
           SCHEDULE OF INVESTMENTS  12/31/06 (unaudited)

Shares                                           Value
           COMMON STOCKS - 98.4 %
           Energy - 5.7 %
           Oil & Gas Drilling - 1.7 %
211,200    Helmerich & Payne, Inc.              $5,168,064
172,100    Patterson Energy, Inc.                3,997,883
                                                $9,165,947
           Oil & Gas Equipment & Services - 2.1 %
199,800    BJ Services Co.                      $5,858,136
129,100    Weatherford International, Inc. *     5,395,089
                                                $11,253,225
           Oil & Gas Exploration & Production - 1.1 %
124,100    Noble Affiliates, Inc.               $6,089,587
           Oil & Gas Refining & Marketing - 0.8 %
62,500     Tesoro Petroleum Corp.               $4,110,625
           Total Energy                         $30,619,384
           Materials - 1.7 %
           Diversified Metals & Mining - 1.7 %
59,700     Freeport-McMoRan Copper & Gold, Inc. $3,327,081
47,500     Phelps Dodge Corp.                    5,686,700
                                                $9,013,781
           Total Materials                      $9,013,781
           Capital Goods - 10.2 %
           Aerospace & Defense - 1.9 %
121,200    L-3 Communications Holdings, Inc.    $9,911,736
           Construction, Farm Machinery & Heavy Trucks - 1.6 %
136,200    Terex Corp. *                        $8,795,796
           Electrical Component & Equipment - 1.0 %
115,200    Thomas & Betts Corp. *               $5,446,656
           Industrial Machinery - 5.7 %
126,900    Dover Corp.                          $6,220,638
143,700    Ingersoll-Rand Co.                    5,622,981
158,200    ITT Corp.                             8,988,924
124,100    Parker Hannifin Corp.                 9,540,808
                                                $30,373,351
           Total Capital Goods                  $54,527,539
           Commercial Services & Supplies - 0.9 %
           Diversified Commercial Services - 0.9 %
60,000     The Dun & Bradstreet Corp. *         $4,967,400
           Total Commercial Services & Supplies $4,967,400
           Transportation - 2.4 %
           Airlines - 2.4 %
529,800    AirTran Holdings, Inc. *  (b)        $6,219,852
421,800    Southwest Airlines Co.                6,461,976
                                                $12,681,828
           Total Transportation                 $12,681,828
           Consumer Durables & Apparel - 2.8 %
           Apparel, Accessories & Luxury Goods - 2.8 %
199,400    Coach, Inc. *                        $8,566,224
153,400    Liz Claiborne, Inc.                   6,666,764
                                                $15,232,988
           Total Consumer Durables & Apparel    $15,232,988
           Consumer Services - 5.2 %
           Casinos & Gaming - 1.2 %
80,200     Harrah's Entertainment, Inc.         $6,634,144
           Education Services - 0.8 %
171,300    Career Education Corp. *             $4,244,814
           Hotels, Resorts & Cruise Lines - 1.7 %
215,700    Royal Caribbean Cruises, Ltd.        $8,925,666
           Restaurants - 1.5 %
142,200    Yum! Brands, Inc.                    $8,361,360
           Total Consumer Services              $28,165,984
           Media - 3.6 %
           Advertising - 0.9 %
45,800     Omnicom Group                        $4,787,932
           Broadcasting & Cable TV - 1.2 %
66,500     Liberty Media Holding Corp. *        $6,515,670
           Publishing - 1.5 %
138,100    Meredith Corp.                       $7,781,935
           Total Media                          $19,085,537
           Retailing - 7.6 %
           Apparel Retail - 7.6 %
197,000    Abercrombie & Fitch Co.              $13,717,110
284,800    Chico's FAS, Inc. *                   5,892,512
299,722    Ross Stores, Inc.                     8,781,855
438,200    TJX Companies, Inc.                   12,497,464
                                                $40,888,941
           Total Retailing                      $40,888,941
           Food & Drug Retailing - 1.7 %
           Hypermarkets & Supercenters - 1.7 %
297,600    BJ'S Wholesale Club, Inc. *          $9,258,336
           Total Food & Drug Retailing          $9,258,336
           Food, Beverage & Tobacco - 5.7 %
           Distillers & Vintners - 1.5 %
268,500    Constellation Brands, Inc. *         $7,791,870
           Soft Drinks - 2.9 %
136,400    Fomento Economico Mexicano SA de C.V.$15,789,664
           Tobacco - 1.3 %
110,100    Loews Corp Carolina Group *          $7,125,672
           Total Food, Beverage & Tobacco       $30,707,206
           Health Care Equipment & Services - 10.5 %
           Health Care Equipment - 5.5 %
278,900    Biomet, Inc.                         $11,510,203
692,500    Boston Scientific Corp. *             11,897,150
207,900    Cytyc Corp. *                         5,883,570
                                                $29,290,923
           Health Care Services - 1.2 %
122,000    Quest Diagnostics, Inc.              $6,466,000
           Health Care Supplies - 1.9 %
231,500    Cooper Companies, Inc. (b)           $10,301,750
           Health Care Technology - 0.9 %
184,300    IMS Health, Inc.                     $5,064,564
           Managed Health Care - 1.0 %
109,300    Coventry Health Care, Inc. *         $5,470,465
           Total Health Care Equipment & Service$56,593,702 Pharmaceuticals & Biotechnology - 8.2 % Biotechnology - 3.0 %
389,300    Cubist Pharmaceuticals, Inc. *       $7,050,223
242,300    Vertex Pharmaceuticals, Inc. *        9,066,866
                                                $16,117,089
           Life Sciences Tools & Services - 1.2 %
149,400    Charles River Laboratories Internatio$6,461,550
           Pharmaceuticals - 4.0 %
81,700     Barr Laboratorie, Inc. *             $4,094,804
298,283    Par Pharmaceutical Co., Inc. *  (b)   6,672,591
349,521    Teva Pharmaceutical Industries, Ltd.  10,863,113
                                                $21,630,508
           Total Pharmaceuticals & Biotechnology$44,209,147
           Banks - 1.6 %
           Regional Banks - 1.6 %
251,900    Hansen Natural Corp. *  (b)          $8,483,992
           Total Banks                          $8,483,992
           Diversified Financials - 5.2 %
           Asset Management & Custody Banks - 4.2 %
50,600     Affiliated Managers Group, Inc. * (b)$5,319,578
197,400    Federated Investors, Inc.             6,668,172
112,600    Legg Mason, Inc.                      10,702,630
                                                $22,690,380
           Investment Banking & Brokerage - 1.0 %
236,100    E*TRADE Financial Corp. *            $5,293,362
           Total Diversified Financials         $27,983,742
           Insurance - 1.8 %
           Multi-Line Insurance - 1.1 %
165,800    Genworth Financial, Inc.             $5,672,018
           Reinsurance - 0.7 %
127,400    Platinum Underwriter Holdings, Ltd.  $3,941,756
           Total Insurance                      $9,613,774
           Software & Services - 9.2 %
           Application Software - 4.1 %
162,800    Amdocs, Ltd. *                       $6,308,500
251,900    Autodesk, Inc. *                      10,191,874
201,500    Citrix Systems, Inc. *                5,450,575
                                                $21,950,949
           IT Consulting & Other Services - 0.9 %
82,000     CACI International, Inc. *           $4,633,000
           Systems Software - 4.2 %
799,900    Macrovision Corp. *                  $22,605,174
           Total Software & Services            $49,189,123
           Technology Hardware & Equipment - 7.7 %
           Communications Equipment - 4.9 %
187,650    F5 Networks, Inc. *                  $13,925,507
623,300    Juniper Networks Inc. *               11,805,302
15,400     KBR, Inc. *  (b)                      402,864
                                                $26,133,673
           Computer Hardware - 1.6 %
617,870    Palm, Inc. *  (b)                    $8,705,788
           Computer Storage & Peripherals - 1.2 %
153,600    Sandisk Corp. *                      $6,609,408
           Total Technology Hardware & Equipment$41,448,869
           Semiconductors - 5.2 %
           Semiconductors - 5.2 %
362,600    Advanced Micro Devices, Inc. *       $7,378,910
698,300    LSI Logic Corp. *  (b)                6,284,700
263,700    Maxim Integrated Products             8,074,494
263,200    National Semiconductor Corp.          5,974,640
                                                $27,712,744
           Total Semiconductors                 $27,712,744
           Utilities - 1.4 %
           Independent Power Producer & Energy Traders - 1.4 %
136,500    TXU Corp.                            $7,399,665
           Total Utilities                      $7,399,665
           TOTAL COMMON STOCKS
           (Cost  $481,432,116)                 $527,783,682
Principal
Amount
           TEMPORARY CASH INVESTMENTS - 8.3 %
           Repurchase Agreement - 1.6 %
 $8,900,000UBS Warburg, Inc., 4.7%, dated 12/29/$8,900,000
           Security Lending Collateral - 6.7%
 $35,925,325Security Lending Investment Fund, 5.2% $35,925,325
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $44,825,325)                  $44,825,325
           TOTAL INVESTMENT IN SECURITIES - 106.7%
           (Cost  $526,257,441)(a)              $572,609,007
           OTHER ASSETS AND LIABILITIES - (6.7)%$(36,091,308)
           TOTAL NET ASSETS - 100.0%            $536,517,699

*          Non-income producing security.

(a)        At December 31, 2006, the net unrealized gain on investments based

           Aggregate gross unrealized gain for al $ 84,070,773

           Aggregate gross unrealized loss for al  (37,719,207)

           Net unrealized gain                    $ 46,351,566

(b)         At December 31, 2006, the following securities were out on loan:
Shares                   Security                Value
48,290     Affiliated Managers Group, Inc. *      $   5,076,728
475,807    AirTran Holdings, Inc. *                    5,585,974
175,261    Cooper Companies, Inc.                      7,799,115
33,163     Hansen Natural Corp. *                      1,116,930
15,246     KBR, Inc. *                                    398,835
474,804    LSI Logic Corp. *                           4,273,236
603,162    Palm, Inc. *                                8,498,553
86,960     Par Pharmaceutical Co., Inc. *              1,945,295
           Total                                  $ 34,694,666


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.